Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of information on reportable segments and a reconciliation to consolidated income from operations
Information on reportable segments and a reconciliation to consolidated income from operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Revenues	$159,756	$924,698	$1,017,425
Cost of revenues (excluding depreciation and amortization)	90,043	463,782	527,514
Gross margin	69,713	460,916	489,911
Direct segment operating expenses	47,599	293,211	332,542
Segment operating income	$22,114	$167,705	$157,369
Consumer Services
Revenues	$461,448	$375,845	$317,710
Cost of revenues (excluding depreciation and amortization)	143,956	117,482	105,102
Gross margin	317,492	258,363	212,608
Direct segment operating expenses	90,209	73,293	67,526
Segment operating income	$227,283	$185,070	$145,082
Consolidated
Revenues	$621,204	$1,300,543	$1,335,135
Cost of revenues	233,999	581,264	632,616
Gross margin	387,205	719,279	702,519
Direct segment operating expenses	137,808	366,504	400,068
Segment operating income	249,397	352,775	302,451
Depreciation and amortization	23,390	159,993	183,165
Restructuring, acquisition and integration-related costs	22,368	32,068	18,244
Impairment of intangible assets	1,711	—	—
Corporate operating expenses	40,079	31,070	29,019
Income from operations	$161,849	$129,644	$72,023

Schedule of information on revenues by groups of similar services and by segment
Information on revenues by groups of similar services and by segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Retail services	$88,739	$760,158	$845,664
Wholesale services	36,792	136,224	151,910
Other services	34,225	28,316	19,851
Total revenues	159,756	924,698	1,017,425
Consumer Services
Access services	403,174	323,998	269,533
Value-added services	58,274	51,847	48,177
Total revenues	461,448	375,845	317,710
Total Revenues	$621,204	$1,300,543	$1,335,135